Document and Entity Information	6 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Nov. 30, 2012
Entity Registrant Name	Stevia Corp
Entity Central Index Key	0001439813
Entity Filer Category	Smaller Reporting Company